Lease accounting (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Maturity of Operating Lease Liabilities

The following table presents the maturity of the Company’s operating lease liabilities as of June 30, 2020:

Remainder of 2020	507
2021	860
Total operating lease payments (undiscounted)	1,367
Less: Imputed interest	(74)
Total operating lease liabilities (discounted)	1,293

Summary of Lease Cost
14	Lease accounting (Continued)

Lease expense for these leases is recognized on a straight-line basis over the lease term. For short-term leases over which the Company has elected not to apply the recognition requirements of ASC 842, the Company has recognized the lease payments as expenses on a straight-line basis over the lease term. For the six months ended June 30, 2019 and 2020, total lease cost is comprised of the following:

	For the six months ended June 30,
	2019	2020

Operating lease cost relating to the operating lease liabilities	697	741
Operating lease cost relating to short-term leases	483	711
	1,180	1,452

Summary of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to the Company’s operating leases for the periods:

	For the six months ended June 30,
	2019	2020

Cash paid for amounts included in the measurement of operating lease liabilities	697	741
ROU assets obtained in exchange for operating lease liabilities	—	220